Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Other Current Assets
Prepaid insurance & rent	$ 281	$ 276	$ 223
Land purchase option		500
Other	40	389	605
Total other current assets	$ 321	$ 1,165	$ 828